Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting Commissions And Issue Expenses [Member]	Unit Premiums And Reserves [Member]	Total
Balance at Dec. 31, 2019	$ 2,733,097	$ 226,624		$ 62	$ 2,959,783
Balance (in number of units) at Dec. 31, 2019	194,827,300
Proceeds from issuance of Units (note 7)	$ 458,997				458,997
Proceeds from issuance of Units (in number of units) (note 7)	26,901,734
Cost of redemption of Units (note 7)	$ (285)	(83)		18	(350)
Cost of redemption of Units (note 7) (in number of units)	(20,335)
Net income (loss) and comprehensive income (loss) for the year		1,008,043			1,008,043
Underwriting commissions and issue expenses			(3,193)		(3,193)
Balance at Dec. 31, 2020	$ 3,191,809	1,234,584	(3,193)	80	4,423,280
Balance (in number of units) at Dec. 31, 2020	221,708,699
Proceeds from issuance of Units (note 7)	$ 18,593				18,593
Proceeds from issuance of Units (in number of units) (note 7)	958,693
Cost of redemption of Units (note 7)	$ (27,069)	(9,696)		11	(36,754)
Cost of redemption of Units (note 7) (in number of units)	(1,929,595)
Net income (loss) and comprehensive income (loss) for the year		(310,700)			(310,700)
Underwriting commissions and issue expenses			(45)		(45)
Balance at Dec. 31, 2021	$ 3,183,333	$ 914,188	$ (3,238)	$ 91	$ 4,094,374
Balance (in number of units) at Dec. 31, 2021	220,737,797